Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
3. Segment Information
We operate our business in one operating segment and therefore have one reportable segment. Operating segments are defined as components of an entity that engage in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker (“CODM”), who is our CEO, in deciding how to allocate resources and assess performance. Our CODM allocates resources and assesses performance based upon financial information presented on a consolidated basis, including consolidated net profit (loss) as presented within the consolidated statements of operations. Our CODM does not regularly review asset information and, therefore, the Company does not report asset information by segment.
The following table, which is consistent with how our CODM views the business, presents revenue, significant segment expenses, other segment items, and segment net profit (loss), which is consolidated net profit (loss):

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Revenue	$344,638	$327,516	$297,610
Less:
Chargebacks, net of chargebacks won	143,215	131,697	121,762
Other costs of revenue(1)	22,613	24,115	22,559
Operating expenses - payroll costs	117,311	118,109	124,358
Operating expenses - non-payroll costs(2)	43,908	43,616	43,370
Other segment items(3)	45,156	44,901	44,596
Net profit (loss)	$(27,565)	$(34,922)	$(59,035)
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(1)Other costs of revenue primarily consists of compensation and benefits related costs associated with teams integral in providing our service, hosting fees and software costs, data enrichment costs, payment processing fees, amortization of capitalized software development costs and deferred contract fulfillment costs, and allocated overhead.
(2)Operating expenses - non-payroll costs primarily consists of overhead costs, software costs, professional services fees, marketing costs, and travel costs.
(3)Other segment items consist of share-based compensation (as presented in Note 11), provision for (benefit from) income taxes, interest income (expense), and other income (expense) as presented on the consolidated statements of operations. Other segment items are excluded from the preceding line items but are included in the measure of segment profit (loss).